UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court
          20 Hill Street
          Douglas
          Isle of Man
          IM1 1EU
          British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles               May 2, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:  $435,600


                                        (thousands)


List of Other Included Managers:

No.       Form 13F File Number               Name

1.        28-11145                           Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6       COL 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION     MGRS  SOLE      SHARED  NONE
--------------                  --------------   -----      -------- -------   --- ----  ----------     ----  ----      ------  ----
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W203     912      12,080 SH        SHARED-DEFINED 1        12,080 0        0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105  44,894     705,047 SH        SHARED-DEFINED 1       705,047 0        0
CENTRAL EUROPEAN DIST CORP      COM              153435102  16,515   1,232,337 SH        SHARED-DEFINED 1     1,232,337 0        0
CENTRAL EUROPEAN DIST CORP      COM              153435102  71,710     283,806 SH        SOLE           NONE    283,806 0        0
CHINA MOBILE LIMITED            SPONSORED ADR    16941M109   3,342      44,621 SH        SHARED-DEFINED 1        44,621 0        0
ENERSIS S A                     SPONSORED ADR    29274F104   2,812     159,263 SH        SHARED-DEFINED 1       159,263 0        0
GPO AEROPORTUARIO DEL PAC SA    SPON ADR B       400506101   1,705      37,900 SH        SHARED-DEFINED 1        37,900 0        0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206   3,286     135,620 SH        SHARED-DEFINED 1       135,620 0        0
ICICI BK LTD                    ADR              45104G104   4,416     115,731 SH        SHARED-DEFINED 1       115,731 0        0
ISHARES TR                      MSCI EMERG MKT   464287234   4,969      37,027 SH        SHARED-DEFINED 1        37,027 0        0
ISHARES INC                     MSCI S KOREA     464286772  18,801     336,308 SH        SHARED-DEFINED 1       336,308 0        0
ISHARES INC                     MSCI TAIWAN      464286731   5,241     330,645 SH        SHARED-DEFINED 1       330,645 0        0
KOOKMIN BK NEW                  SPONSORED ADR    50049M109   3,735      66,555 SH        SHARED-DEFINED 1        66,555 0        0
MAXCOM TELECOMUNICACIONES SA    ADR REP PR CTF   57773A508   3,595     312,073 SH        SHARED-DEFINED 1       312,073 0        0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109  18,207   1,001,828 SH        SHARED-DEFINED 1     1,001,828 0        0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109  75,929     240,224 SH        SOLE           NONE    240,224 0        0
MECHEL OAO                      SPONSORED ADR    583840103   5,085      18,455 SH        SHARED-DEFINED 1        18,455 0        0
MECHEL OAO                      SPONSORED ADR    583840103   2,097      44,745 SH        SOLE           NONE     44,745 0        0
NICE SYS LTD                    SPONSORED ADR    653656108   2,043      72,400 SH        SHARED-DEFINED 1        72,400 0        0
NORTEL INVERSORA S A            SPON ADR PFD B   656567401     472      26,759 SH        SHARED-DEFINED 1        26,759 0        0
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101   7,077      83,800 SH        SHARED-DEFINED 1        83,800 0        0
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408   1,681      16,463 SH        SHARED-DEFINED 1        16,463 0        0
PETROCHINA CO LTD               SPONSORED ADR    71646E100   5,117      40,800 SH        SHARED-DEFINED 1        40,800 0        0
BANCO SANTANDER CHILE NEW       SP ADR REP COM   05965X109   1,915      36,700 SH        SHARED-DEFINED 1        36,700 0        0
COMPANHIA SIDERURGICA NACION    SPONSORED ADR    20440W105     379      10,549 SH        SHARED-DEFINED 1        10,549 0        0
SUNTECH PWR HLDGS CO LTD        ADR              86800C104  12,996     320,029 SH        SHARED-DEFINED 1       320,029 0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100     565      54,942 SH        SHARED-DEFINED 1        54,942 0        0
TENARIS S A                     SPONSORED ADR    88031M109   3,717      74,600 SH        SHARED-DEFINED 1        74,600 0        0
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209   3,953      85,574 SH        SHARED-DEFINED 1        85,574 0        0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209   2,018      58,276 SH        SHARED-DEFINED 1        58,276 0        0
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD     204412100  51,947   1,785,414 SH        SHARED-DEFINED 1     1,785,414 0        0
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109  10,567   1,470,107 SH        SHARED-DEFINED 1     1,470,107 0        0
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109  43,905     353,806 SH        SOLE           NONE    353,806 0        0



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